APPENDIX I   			United States
Securities and Exchange Commission
Washington, D.C.20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before
preparing Form

1. Name and address of issuer :
           OCC Cash Reserves
           1345 Avenue of the Americas
           New York, New York 10105

2. The name of each series or class of
securities for which this Form is filed
(If the Form is being filed for all series
and classes of securities of the issuer,
check the box but do not list series of
(classes):           x


3. Investment Company Act File Number:
   811-05731



Securities Act File Number:  33-29070




4. (a).  Last day of fiscal year for which
         this Form is filed:
         November 30, 1999



4. (b). ( Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).
(See Instruction A.2)


Note:  If the Form is being filed late,
interest must be paid on the registration fee due.



4. (c). ( Check box if this is the last time the issuer will be filing this Form


5. Calculation of registration fee

I. Aggregate sale price of securities sold
during the  fiscal year pursuant to section 24(f):
	$18,864,202,699


II. Aggregate price of securities redeemed or
Repurchased during the fiscal year.	$19,086,007,249

III. Aggregate price of Securities redeemed or repurchased
during any prior fiscal year ending no
earlier than October 11, 1995 that were not previously used to
IV. reduce registration fees payable to the Commission:	$____0_____


V. Total available redemption credits
(add Items (II) and (5(III)	$____0_____

VI. Net sales - if Item 5(IV) is greater
than Item 5(IV)(subtract Item 5(IV)
 from Item 5(I)(.					$____0___

VI. Redemption credits available for use in future years	$_(_______)_
If Item 5(I) is less than Item 5(IV) (subtract Item
5(IV) from Item 5(I)(:

VII. Multiplier for determining registration fee (See			X_________
Instruction C.9).

VIII. Registration fee due (multiply Item 5(V) by Item			$____0___
5(VII)( (enter "0" if no fee is due):

6. Prepaid Shares

If the response to Item 5(I) was
determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997 then report the amount of securities
(number of shares or units) deducted
here:_______ . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:_________.


7.Interest due - if this Form is being
filed more than 90 days after the
end of the issuer's
fiscal year (see instruction D):

										+$_________

8. Total of the amount of the registration fee due plus any interest due
(line 5(VIII) plus line 7(:


 $__________


9.Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

Method of Delivery:

* Wire Transfer
* Mail or other means
SIGNATURES



This report has been signed below by
the following persons on behalf of
the issuer and in the capacities
and on the dates indicated.


By (Signature and Title)*_Brian  Shlissel______________

			    _Vice President__________________


Date ____2-22-00__________

*Please print the name and title of the signing officer below the signature.